Grupo Santander - Tender offer for shares of Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México (Details) - Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México
€ / shares in Units, € in Millions
			2 Months Ended	8 Months Ended
	Apr. 10, 2023 EUR (€)	Apr. 09, 2023	Apr. 10, 2023 EUR (€)	Dec. 31, 2023	Apr. 10, 2023 $ / shares	Apr. 10, 2023 $ / shares	Apr. 10, 2023 € / shares	Nov. 30, 2022	Oct. 21, 2022
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired					3.60%	3.60%	3.60%		3.76%
Ownership interest in subsidiary	99.80%	96.20%
Consideration (in MXN/EUR per share) | (per share)						$ 24.52	€ 1.20
Consideration, in cash per American Depositary Share | $ / shares					$ 6.6876
Expected consideration per American Depositary Share (in MXN per share) | $ / shares						$ 122.6
Consideration paid (received)			€ 300
Increase through business combinations, reserves	€ 13
Increase (decrease) through business combinations, minority interest	€ (313)
Business combination, minimum acceptance percentage by Shareholders of acquiree								95.00%
Repurchase trust, group's effective participation (in percentage)				99.98%